Allowance For Loan Losses (Schedule Of Impaired Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	$ 4,749	$ 8,482
With no related allowance recorded, Unpaid principal balance	8,738	17,049
With an allowance recorded, Recorded investment	2,832	0
With an allowance recorded, Unpaid principal balance	2,832	0
With an allowance recorded, Related allowance	665	0
Commercial and industrial
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	1,611	2,349
With no related allowance recorded, Unpaid principal balance	3,775	7,547
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0	0
Commercial real estate
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	3,138	6,133
With no related allowance recorded, Unpaid principal balance	4,963	9,502
With an allowance recorded, Recorded investment	2,832	0
With an allowance recorded, Unpaid principal balance	2,832	0
With an allowance recorded, Related allowance	$ 665	$ 0